Accounts receivable, net (Tables)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Credit Loss [Abstract]
Accounts receivable

	As of March 31,
	2023	2022

Accounts receivable	$353,703	$194,138
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$353,703	$194,138

	As of March 31,
	2022	2021

Accounts receivable	$194,138	$264,749
Less: Allowance for doubtful accounts	—	—
Total accounts receivable, net	$194,138	$264,749